Variable Interest Entities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Variable Interest Entity [Line Items]
Investment securities related to state and political subdivisions	$ 1,050	$ 1,250
Variable interest entity, other short-term borrowings	$ 930	$ 1,080
Weighted average life of trusts	3 years 7 months 6 days	4 years 7 months 6 days
Total standby bond purchase agreement committed to trusts	$ 946
VIE - primary beneficiary
Variable Interest Entity [Line Items]
Assets		$ 150
Liabilities		50
VIE - not primary beneficiary
Variable Interest Entity [Line Items]
Potential maximum loss exposure of unconsolidated funds	$ 70	$ 72